TAXATION	12 Months Ended
Dec. 31, 2025
TAXATION [Abstract]
TAXATION
19.	TAXATION

Enterprise income tax

Cayman Islands

The Company is a company incorporated in the Cayman Islands and conducts its primary business operations through its subsidiaries and its Consolidated VIEs. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

Singapore

Subsidiaries incorporated in Singapore are subject to the Singapore Corporate Tax rate of 17% for the years ended December 31, 2023, 2024 and 2025. Garena Online was granted five-year Development and Expansion Incentive (“DEI”) by the Singapore Economic Development Board (the “EDB”) commencing from January 1, 2022, which grants a concessionary tax rate of 10.5% from January 1, 2022 to December 31, 2026 on qualifying income, subject to certain terms and conditions imposed by the EDB.

Others

Subsidiaries incorporated in other countries are subject to the respective applicable corporate income tax rates of the countries where they are resident.

The disclosures below provide the updated requirements of ASU 2023-09 (see Note 2(ab)).

Income before income tax and share of results of equity investees comprises:

Year ended December 31, 2025 $
Domestic	1,039,816
Foreign	1,241,043
2,280,859

Income tax expense comprises:

	Year ended December 31,
	2023 $	2024 $

Current income tax	357,231	514,529
Deferred tax	(94,551)	(193,361)
	262,680	321,168

Year ended December 31, 2025
$
Current income tax
Domestic	106,805
Foreign	558,737
Deferred tax
Domestic	(39,571)
Foreign	25,110
651,081

Net tax paid comprises:

Year ended December 31, 2025 $

Domestic	47,721
Foreign
Brazil	123,582
Taiwan	121,135
Indonesia	95,464
Others	203,246
591,148

The reconciliation of tax computed by applying the tax rate of 17% which is also the statutory corporate income tax rate for its Singapore’s corporate office for the years ended December 31, 2023, 2024 and 2025 is as follows:

	Year ended December 31,
	2023 $	2024 $

Income before income tax and share of results of equity investees	432,394	778,783

Tax expense computed at tax rate of 17%	73,507	132,393
Changes in valuation allowances	44,491	(68,734)
Non-taxable and non-deductible items	(11,306)	30,124
Effect of concessionary tax rate and tax reliefs	(42,696)	(48,627)
Foreign tax effects	154,756	101,966
Changes in unrecognized tax benefits	6,000	131,893
Others	37,928	42,153
	262,680	321,168

	Year ended December 31, 2025
	$	%

Singapore statutory tax rate	387,746	17.0%
Foreign tax effects
Brazil
Withholding tax	44,059	1.9%
Other	5,178	0.2%
Taiwan
Withholding tax	104,581	4.6%
Other	3,765	0.2%
Indonesia
Withholding tax	65,180	2.9%
Other	13,181	0.6%
Other foreign jurisdictions	139,226	6.1%
Foreign tax credits	(265,856)	(11.7%)
Changes in valuation allowances	124,752	5.5%
Non-taxable and non-deductible items
Share-based compensation	106,249	4.7%
Interest income	(50,273)	(2.2%)
Other	5,521	0.2%
Effect of concessionary tax rate and tax reliefs	(40,811)	(1.8%)
Changes in unrecognized tax benefits	(2,300)	(0.1%)
Other adjustments	10,883	0.4%
	651,081	28.5%

Deferred tax

The significant components of deferred taxes are as follows:

	As of December 31,
	2024 $	2025 $
Deferred tax assets
Property and equipment	17,999	40,314
Deferred revenue	182,068	266,025
Unutilized tax losses and unused capital allowances	2,013,487	2,005,471
Provision and accrued expenses	81,762	166,779
Allowance for credit losses	89,558	130,786
Others	31,998	52,592
Valuation allowance	(1,860,574)	(1,993,322)
Total deferred tax assets	556,298	668,645

Deferred tax liabilities
Property and equipment	(7,843)	(7,688)
Deferred payment channel costs	(28,991)	(37,430)
Undistributed earnings of foreign subsidiaries	–	(35,277)
Others	(2,489)	(31,605)
Total deferred tax liabilities	(39,323)	(112,000)
Net deferred tax assets	516,975	556,645

The use of these tax losses and capital allowances is subject to the agreement of the tax authorities and compliance with certain provisions of the tax legislation of the jurisdiction in which the entity operates. These tax losses have no expiry date except tax losses approximating to $1,505,464 and $838,841 as of December 31, 2024 and 2025, respectively. The tax losses of $838,841 as of December 31, 2025 will expire from 2026 to 2037.

The utilization of deferred tax assets recognized by the Company is dependent upon future taxable income in excess of income arising from the reversal of existing taxable temporary differences.

No deferred tax liability has been recognized on the undistributed earnings of foreign subsidiaries if the Company intends to permanently reinvest the undistributed earnings to fund its future operations. As of December 31, 2024 and 2025, the unrecorded deferred tax liability for potential tax associated with repatriation of these earnings is $35,394 and $53,758, respectively.

Unrecognized tax benefits

The Company has filed the tax returns for years through 2024 for the major tax jurisdictions. These returns are subject to examination by the taxing authorities in the respective jurisdictions, generally for five years. It is possible that the amount of unrecognized tax benefits will change in the next 12 months, however, an estimate of the range of the possible change cannot be made at this time.

A reconciliation of the beginning and ending unrecognized tax benefits, excluding interest and penalties are as follows:

$

Balance as of January 1, 2024	6,107
Additions based on tax positions related to the current year	30,200
Additions for tax positions for prior years	72,300
Reductions for tax positions of prior years	(107)
Balance as of December 31, 2024	108,500
Additions based on tax positions related to the current year	20,900
Reductions for tax positions of prior years	(13,400)
Balance as of December 31, 2025	116,000

As of December 31, 2024 and 2025, there are $108,500 and $116,000 of unrecognized tax benefits that would affect the annual effective tax rate, respectively.

During the years ended December 31, 2023, 2024 and 2025, the Company recognized nil, $29,500 and $19,700 interest and penalties related unrecognized tax benefits, respectively.